Eaton Vance
Maryland Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Maryland Community Development Administration, (Local Government Infrastructure), 5.00%, 6/1/43	$775	$ 826,903
		$ 826,903
Education — 6.8%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$535	$ 540,109
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	521,564
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,025	1,004,712
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	2,079,854
University System of Maryland:
4.00%, 4/1/34	1,000	1,002,678
4.375%, 4/1/51	1,200	1,187,112
		$ 6,336,029
Escrowed/Prerefunded — 0.6%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 528,174
		$ 528,174
General Obligations — 21.8%
Anne Arundel County, MD:
4.00%, 10/1/52	$5	$ 4,777
5.00%, 10/1/36	1,185	1,364,266
5.00%, 10/1/46	760	783,686
5.00%, 10/1/46	1,000	1,084,787
Baltimore County, MD:
4.00%, 3/1/40	1,030	1,044,616
5.00%, 3/1/44	1,000	1,095,956
Carroll County, MD, 4.00%, 11/1/42	260	262,822
Cecil County, MD, 4.50%, 8/1/53	805	808,526
Howard County, MD:
2.00%, 8/15/34	465	403,629
2.00%, 8/15/35	1,000	848,274
Maryland:
3.00%, 8/1/31	1,195	1,194,219
4.00%, 3/15/35	530	546,978
Montgomery County, MD:
2.00%, 8/1/39	1,995	1,549,520
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Montgomery County, MD: (continued)
3.00%, 11/1/35	$1,310	$ 1,270,044
4.00%, 8/1/40	35	35,485
(SPA: U.S. Bank, N.A.), 2.70%, 11/1/37(1)	950	950,000
Prince George's County, MD:
5.00%, 8/1/41	950	1,054,774
5.00%, 8/1/42	310	345,474
Puerto Rico:
0.00%, 7/1/33	750	547,374
5.625%, 7/1/29	1,000	1,051,269
Talbot County, MD, 5.00%, 1/1/37	1,380	1,510,763
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	1,000	1,100,353
Green Bonds, 3.00%, 6/1/42	1,675	1,482,723
Green Bonds, 4.00%, 6/1/45	30	30,002
		$20,370,317
Hospital — 11.2%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$800	$ 809,569
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	1,545	1,570,764
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System):
5.00%, 5/15/39	350	407,672
5.00%, 5/15/40	50	58,313
(LOC: TD Bank, N.A.), 2.75%, 6/1/46(1)	500	500,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.25%, 8/15/51	1,000	1,044,093
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	2,425	2,168,260
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,001,071
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	294,162
Montgomery County, MD, (Trinity Health Corp.), 4.00%, 12/1/44	2,000	1,920,854
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	730	668,312
		$10,443,070
Housing — 11.9%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,015,446

Eaton Vance
Maryland Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Community Development Administration:
2.30%, 9/1/35	$1,000	$ 869,460
Social Bonds, 1.65%, 9/1/29	555	519,954
Social Bonds, 1.80%, 9/1/30	300	275,543
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	900	906,433
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	750	760,673
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	470	499,853
Sustainability Bonds, 4.35%, 7/1/43	1,000	1,002,683
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	995	984,472
Maryland Department of Housing and Community Development Administration, Green Bonds, 4.45%, 7/1/44	820	822,765
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	1,030	868,022
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	534,903
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,394
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	60	55,375
2.00%, 1/1/32	100	91,035
2.05%, 7/1/32	100	90,507
2.10%, 1/1/33	60	54,507
2.125%, 7/1/33	5	4,510
(FHLMC), (FNMA), (GNMA), (LOC: TD Bank, N.A.), 1.57%, 1/1/49(2)	775	775,000
		$11,131,535
Industrial Development Revenue — 2.5%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	$750	$ 766,553
Maryland Economic Development Corp., (Core Natural Resources, Inc.), 5.00% to 3/27/35 (Put Date), 7/1/48(3)	1,500	1,605,980
		$ 2,372,533
Insured - Escrowed/Prerefunded — 0.5%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$460	$ 464,623
		$ 464,623
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 4.3%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$2,935	$ 3,281,596
Maryland Health and Higher Educational Facilities Authority, (TidalHealth, Inc.), (AG), 5.00%, 7/1/44	115	123,092
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (AG), 4.00%, 7/1/48	695	638,325
		$ 4,043,013
Insured - Housing — 1.4%
Maryland Economic Development Corp., (Morgan State University O'Connell), Student Housing Revenue:
(AG), 5.00%, 7/1/41	$250	$ 272,327
(AG), 5.25%, 7/1/56	1,000	1,039,274
		$ 1,311,601
Insured - Special Tax Revenue — 0.8%
Anne Arundel County, MD, (Watershed at Laurel):
(AG), 5.00%, 7/1/33	$100	$ 109,926
(AG), 5.00%, 7/1/34	120	132,836
(AG), 5.00%, 7/1/35	35	38,485
(AG), 5.00%, 7/1/36	75	81,908
(AG), 5.00%, 7/1/40	380	411,883
		$ 775,038
Insured - Transportation — 3.4%
Maryland Department of Transportation:
(AG), (AMT), 5.25%, 8/1/40	$1,000	$ 1,103,022
(AG), (AMT), 5.25%, 8/1/44	1,000	1,076,541
(AG), (AMT), 5.25%, 8/1/49	910	949,784
		$ 3,129,347
Lease Revenue/Certificates of Participation — 4.8%
Maryland Stadium Authority:
5.00%, 5/1/47	$2,210	$ 2,236,869
5.00%, 5/1/50	995	1,063,879
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/49	500	462,329
4.00%, 6/1/52	800	728,325
		$ 4,491,402
Senior Living/Life Care — 4.5%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 933,975

Eaton Vance
Maryland Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Howard County, MD, (Vantage House), 5.00%, 4/1/36	$1,715	$ 1,721,440
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	500,247
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,006,350
		$ 4,162,012
Solid Waste — 1.3%
Maryland Environmental Service, (Midshore II Regional Landfill), 5.00%, 11/1/36	$1,050	$ 1,200,612
		$ 1,200,612
Special Tax Revenue — 5.1%
American Samoa Economic Development Authority:
5.00%, 9/1/35(3)	$150	$ 158,450
5.00%, 9/1/38(3)	200	204,082
Howard County, MD, (Annapolis Junction Town Center):
5.00%, 2/15/38	400	428,377
5.00%, 2/15/39	395	421,417
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,077,132
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	600	584,867
Green Bonds, 5.25%, 7/15/59	1,470	1,534,614
Sustainability Bonds, 5.25%, 7/15/53	300	313,409
		$ 4,722,348
Transportation — 7.9%
Maryland Department of Transportation, (AMT), 4.00%, 8/1/41	$1,485	$ 1,432,640
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	125	125,758
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	515,919
Maryland Transportation Authority, 5.00%, 7/1/51	1,500	1,546,806
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,045,100
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/39	605	668,307
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,022,329
		$ 7,356,859
Water and Sewer — 2.3%
Washington Suburban Sanitary District, MD:
4.00%, 6/1/40	$1,500	$ 1,500,108
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD: (continued)
4.375%, 6/1/51	$645	$ 642,658
		$ 2,142,766
Total Tax-Exempt Municipal Obligations (identified cost $85,719,207)		$85,808,182

Taxable Municipal Obligations — 5.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(4)	$265	$ 268,867
		$ 268,867
Hospital — 0.8%
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$ 777,913
		$ 777,913
Housing — 3.8%
Maryland Community Development Administration:
(SPA: TD Bank, N.A.), 3.75%, 9/1/33(2)	$345	$ 345,000
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 3.72%, 7/1/45(2)	3,185	3,185,000
		$ 3,530,000
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 274,266
2.593%, 8/1/27	260	255,358
		$ 529,624
Total Taxable Municipal Obligations (identified cost $5,334,260)		$ 5,106,404

Eaton Vance
Maryland Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.375%, 2/29/28	$500	$ 494,883
Total U.S. Treasury Obligations (identified cost $494,922)		$ 494,883

Short-Term Investments — 0.4%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.53%(5)	328,183	$ 328,215
Total Short-Term Investments (identified cost $328,215)		$ 328,215
Total Investments — 98.4% (identified cost $91,876,604)		$91,737,684
Other Assets, Less Liabilities — 1.6%		$ 1,535,341
Net Assets — 100.0%		$93,273,025
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $1,968,512 or 2.1% of the Fund's net assets.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(5)	The rate shown is the annualized seven-day yield as of May 31, 2026.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2026, 10.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.1% to 6.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Maryland Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$85,808,182	$ —	$85,808,182
Taxable Municipal Obligations	—	5,106,404	—	5,106,404
U.S. Treasury Obligations	—	494,883	—	494,883
Short-Term Investments	328,215	—	—	328,215
Total Investments	$328,215	$91,409,469	$ —	$91,737,684
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.